Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13 C)	$ 77,567,029	$ 77,125,513
Provision for trails in process (Note 19)	8,820,440	8,321,816
Provision for environmental costs	10,259,859	9,178,555
Provisions	$ 96,647,328	$ 94,625,884